Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

September 19, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Laudus Trust (“Trust”) (File Nos. 033-21677 and 811-05547)

Schwab Select Large Cap Growth Fund

Post-Effective Amendment No. 105

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and statement of additional information, dated September 15, 2023, for the above-named fund that would have been filed pursuant to Rule 497(c) do not differ from the prospectus and statement of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel
Alexandra Riedel
Corporate Counsel